Quarterly Holdings Report
for
Fidelity® MSCI Industrials Index ETF
April 30, 2022
T06-NPRT3-0622
1.9584812.108

Schedule of Investments April 30, 2022 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.8%
		Shares	Value
AEROSPACE & DEFENSE – 17.6%
Aerospace & Defense – 17.6%
AAR Corp. (a)		7,055	$ 331,444
Aerojet Rocketdyne Holdings, Inc. (a)		14,445	577,511
AeroVironment, Inc. (a)		5,009	402,323
Astra Space, Inc. (a)		22,591	72,291
Axon Enterprise, Inc. (a)		14,453	1,621,627
BWX Technologies, Inc.		19,464	1,010,571
Curtiss-Wright Corp.		8,283	1,183,723
Ducommun, Inc. (a)		2,235	114,141
General Dynamics Corp.		50,102	11,850,626
HEICO Corp.		9,158	1,293,384
HEICO Corp. Class A		15,419	1,798,472
Hexcel Corp.		17,710	962,716
Howmet Aerospace, Inc.		81,167	2,769,418
Huntington Ingalls Industries, Inc.		8,457	1,799,142
Kaman Corp.		5,267	205,466
Kratos Defense & Security Solutions, Inc. (a)		26,303	399,016
L3Harris Technologies, Inc.		41,423	9,620,906
Lockheed Martin Corp.		52,397	22,641,792
Maxar Technologies, Inc.		15,339	494,069
Mercury Systems, Inc. (a)		11,957	667,081
Momentus, Inc. (a)		11,557	32,360
Moog, Inc. Class A		6,084	485,929
National Presto Industries, Inc.		1,077	76,607
Northrop Grumman Corp.		31,794	13,970,284
Parsons Corp. (a)		5,447	201,158
Raytheon Technologies Corp.		315,969	29,988,618
Rocket Lab USA, Inc. (a)		32,915	242,913
Spirit AeroSystems Holdings, Inc. Class A		22,176	932,279
Textron, Inc.		46,532	3,222,341
The Boeing Co. (a)		117,860	17,542,282
TransDigm Group, Inc. (a)		11,080	6,590,495
Triumph Group, Inc. (a)		13,810	311,277
Vectrus, Inc. (a)		2,430	87,723
Virgin Galactic Holdings, Inc. (a)		40,731	305,075
TOTAL AEROSPACE & DEFENSE	133,805,060
AIR FREIGHT & LOGISTICS – 6.2%
Air Freight & Logistics – 6.2%
Air Transport Services Group, Inc. (a)		3,807	119,159
Atlas Air Worldwide Holdings, Inc. (a)		1,561	107,615
CH Robinson Worldwide, Inc.		27,440	2,912,756
Expeditors International of Washington, Inc.		35,761	3,542,842
FedEx Corp.		53,275	10,587,874
Forward Air Corp.		5,691	551,856
GXO Logistics, Inc. (a)		21,781	1,289,218

		Shares	Value

Hub Group, Inc. Class A (a)		7,171	$ 481,604
United Parcel Service, Inc. Class B		153,925	27,703,422
TOTAL AIR FREIGHT & LOGISTICS	47,296,346
AIRLINES – 0.6%
Airlines – 0.6%
Alaska Air Group, Inc. (a)		6,575	357,614
Allegiant Travel Co. (a)		956	148,362
American Airlines Group, Inc. (a)		34,265	643,154
Delta Air Lines, Inc. (a)		33,777	1,453,424
Frontier Group Holdings, Inc. (a)		8,795	93,315
Hawaiian Holdings, Inc. (a)		2,785	47,234
JetBlue Airways Corp. (a)		16,666	183,493
SkyWest, Inc. (a)		2,543	74,128
Southwest Airlines Co. (a)		31,239	1,459,486
Spirit Airlines, Inc. (a)		5,844	137,977
Sun Country Airlines Holdings, Inc. (a)		4,399	121,016
Wheels Up Experience, Inc. (a)		15,041	45,875
TOTAL AIRLINES	4,765,078
BUILDING PRODUCTS – 6.7%
Building Products – 6.7%
AAON, Inc.		8,937	435,589
Advanced Drainage Systems, Inc.		11,279	1,155,646
Allegion PLC		18,935	2,163,134
American Woodmark Corp. (a)		3,464	162,288
AO Smith Corp.		28,116	1,642,818
Apogee Enterprises, Inc.		5,397	237,468
Armstrong World Industries, Inc.		10,022	848,463
Builders FirstSource, Inc. (a)		40,426	2,489,029
Carlisle Cos., Inc.		11,037	2,862,556
Carrier Global Corp.		173,789	6,650,905
Cornerstone Building Brands, Inc. (a)		10,596	258,437
CSW Industrials, Inc.		3,208	338,476
Fortune Brands Home & Security, Inc.		28,653	2,041,526
Gibraltar Industries, Inc. (a)		6,905	261,285
Griffon Corp.		10,087	188,728
Insteel Industries, Inc.		4,141	175,661
Janus International Group, Inc. (a)		15,898	150,395
JELD-WEN Holding, Inc. (a)		19,289	401,018
Johnson Controls International PLC		148,684	8,901,711
Lennox International, Inc.		6,953	1,482,310
Masco Corp.		51,527	2,714,958
Masonite International Corp. (a)		4,727	366,437
Owens Corning		21,213	1,928,898
PGT Innovations, Inc. (a)		12,802	227,492
Quanex Building Products Corp.		7,235	139,057
Resideo Technologies, Inc. (a)		28,956	651,221
Simpson Manufacturing Co., Inc.		9,170	950,654
The AZEK Co., Inc. (a)		19,734	419,150
Trane Technologies PLC		50,145	7,014,784
Trex Co., Inc. (a)		24,301	1,414,075

2	Quarterly Report

Schedule of Investments (Unaudited)–continued
Common Stocks – continued
		Shares	Value
BUILDING PRODUCTS – continued
Building Products – continued
UFP Industries, Inc.		13,064	$ 1,010,762
View, Inc. (a)		11,079	17,062
Zurn Water Solutions Corp.		25,617	799,763
TOTAL BUILDING PRODUCTS	50,501,756
COMMERCIAL SERVICES & SUPPLIES – 7.5%
Commercial Printing – 0.2%
Brady Corp. Class A		10,195	456,226
Cimpress PLC (a)		3,619	182,796
Deluxe Corp.		8,914	241,391
Ennis, Inc.		5,515	95,134
			975,547
Diversified Support Services – 2.1%
ACV Auctions, Inc. Class A (a)		18,739	250,166
Cintas Corp.		19,646	7,804,570
Copart, Inc. (a)		45,063	5,121,410
Driven Brands Holdings, Inc. (a)		10,525	293,542
Healthcare Services Group, Inc.		15,838	270,671
IAA, Inc. (a)		28,466	1,043,279
KAR Auction Services, Inc. (a)		25,800	378,228
Matthews International Corp. Class A		6,701	199,757
UniFirst Corp.		3,226	555,840
Viad Corp. (a)		4,284	140,301
			16,057,764
Environmental & Facilities Services – 4.8%
ABM Industries, Inc.		14,195	685,193
BrightView Holdings, Inc. (a)		9,146	115,788
Casella Waste Systems, Inc. Class A (a)		10,641	875,116
Clean Harbors, Inc. (a)		10,912	1,144,996
Harsco Corp. (a)		17,117	174,936
Heritage-Crystal Clean, Inc. (a)		3,439	93,885
Montrose Environmental Group, Inc. (a)		5,300	240,461
Republic Services, Inc.		46,857	6,291,489
Rollins, Inc.		46,742	1,567,727
SP Plus Corp. (a)		4,807	136,999
Stericycle, Inc. (a)		19,392	973,284
Tetra Tech, Inc.		11,375	1,584,310
US Ecology, Inc. (a)		6,740	323,453
Waste Connections, Inc.		54,997	7,587,936
Waste Management, Inc.		88,306	14,521,039
			36,316,612
Office Services & Supplies – 0.3%
ACCO Brands Corp.		20,744	152,054
Herman Miller, Inc.		16,008	507,934
HNI Corp.		9,123	325,144
Interface, Inc.		12,579	159,627
Kimball International, Inc. Class B		7,758	59,581
MSA Safety, Inc.		7,863	948,985

		Shares	Value

Pitney Bowes, Inc.		18,240	$96,125
Steelcase, Inc. Class A		17,867	209,580
			2,459,030
Security & Alarm Services – 0.1%
CoreCivic, Inc. (a)		25,257	313,944
The Brink's Co.		10,376	611,665
			925,609
TOTAL COMMERCIAL SERVICES & SUPPLIES	56,734,562
CONSTRUCTION & ENGINEERING – 2.0%
Construction & Engineering – 2.0%
AECOM		28,518	2,012,230
Ameresco, Inc. Class A (a)		5,731	289,072
API Group Corp. (a)		33,193	616,062
Arcosa, Inc.		10,266	549,539
Argan, Inc.		3,275	120,454
Comfort Systems USA, Inc.		7,608	642,267
Construction Partners, Inc. Class A (a)		7,414	191,355
Dycom Industries, Inc. (a)		6,378	541,556
EMCOR Group, Inc.		11,267	1,199,710
Fluor Corp. (a)		29,852	738,837
Granite Construction, Inc.		9,758	289,325
Great Lakes Dredge & Dock Corp. (a)		14,049	194,017
IES Holdings, Inc. (a)		1,972	57,780
MasTec, Inc. (a)		12,548	903,581
MYR Group, Inc. (a)		3,599	284,645
NV5 Global, Inc. (a)		2,772	332,086
Primoris Services Corp.		11,315	262,282
Quanta Services, Inc.		30,082	3,488,910
Sterling Construction Co., Inc. (a)		6,101	139,652
Tutor Perini Corp. (a)		10,164	94,220
Valmont Industries, Inc.		4,480	1,114,669
WillScot Mobile Mini Holdings Corp. (a)		35,331	1,240,118
TOTAL CONSTRUCTION & ENGINEERING	15,302,367
ELECTRICAL EQUIPMENT – 7.4%
Electrical Components & Equipment – 7.3%
Acuity Brands, Inc.		7,386	1,273,937
AMETEK, Inc.		48,833	6,165,655
Array Technologies, Inc. (a)		25,686	167,730
Atkore, Inc. (a)		9,714	933,515
Blink Charging Co. (a)		8,074	154,213
ChargePoint Holdings, Inc. (a)		37,968	491,306
Eaton Corp. PLC		84,144	12,202,563
Emerson Electric Co.		125,583	11,325,075
Encore Wire Corp.		4,305	485,647
EnerSys		8,843	578,863
Enovix Corp. (a)		13,431	121,416
FREYR Battery S.A. (a)		19,858	178,325
FuelCell Energy, Inc. (a)		76,669	312,810

Quarterly Report	3

Common Stocks – continued
		Shares	Value
ELECTRICAL EQUIPMENT – continued
Electrical Components & Equipment – continued
Generac Holdings, Inc. (a)		13,318	$ 2,921,703
GrafTech International Ltd.		35,953	326,453
Hubbell, Inc.		11,486	2,243,905
nVent Electric PLC		35,515	1,199,697
Plug Power, Inc. (a)		109,502	2,301,732
Regal Rexnord Corp.		14,304	1,820,041
Rockwell Automation, Inc.		24,484	6,186,372
Romeo Power, Inc. (a)		19,674	21,641
Sensata Technologies Holding PLC (a)		33,454	1,519,146
Shoals Technologies Group, Inc. (a)		21,938	218,941
Stem, Inc. (a)		10,392	74,511
Sunrun, Inc. (a)		37,144	742,137
Thermon Group Holdings, Inc. (a)		7,051	105,765
Vertiv Holdings Co.		67,409	844,635
Vicor Corp. (a)		4,773	288,862
			55,206,596
Heavy Electrical Equipment – 0.1%
AZZ, Inc.		5,328	243,170
Bloom Energy Corp. Class A (a)		31,216	579,369
TPI Composites, Inc. (a)		8,015	91,691
			914,230
TOTAL ELECTRICAL EQUIPMENT	56,120,826
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) – 0.0%
Specialized REITs – 0.0%
The Geo Group, Inc. (a)		17,910	116,952
INDUSTRIAL CONGLOMERATES – 8.3%
Industrial Conglomerates – 8.3%
3M Co.		121,647	17,543,930
General Electric Co.		231,816	17,281,883
Honeywell International, Inc.		145,326	28,122,034
TOTAL INDUSTRIAL CONGLOMERATES	62,947,847
LEISURE PRODUCTS – 0.0%
Leisure Products – 0.0%
Hayward Holdings, Inc. (a)		9,630	153,117
MACHINERY – 20.4%
Agricultural & Farm Machinery – 3.6%
AGCO Corp.		13,428	1,710,727
Deere & Co.		62,181	23,476,437
Hydrofarm Holdings Group, Inc. (a)		5,775	55,151
Lindsay Corp.		2,342	316,521
The Toro Co.		22,470	1,800,521
			27,359,357
Construction Machinery & Heavy Trucks – 6.0%
Alamo Group, Inc.		2,165	273,743
Allison Transmission Holdings, Inc.		22,009	824,017
Astec Industries, Inc.		4,559	178,257

	Shares	Value

Blue Bird Corp. (a)	3,674	$ 58,894
Caterpillar, Inc.	114,193	24,042,194
Cummins, Inc.	30,194	5,712,403
Douglas Dynamics, Inc.	4,899	151,673
Federal Signal Corp.	12,952	440,757
Hyliion Holdings Corp. (a)	20,912	67,128
Hyzon Motors, Inc. (a)	15,142	60,114
Ideanomics, Inc. (a)	96,037	69,070
Meritor, Inc. (a)	14,793	531,217
Microvast Holdings, Inc. (a)	29,190	144,782
Nikola Corp. (a)	34,640	248,715
Oshkosh Corp.	14,246	1,316,900
PACCAR, Inc.	73,289	6,086,651
Proterra, Inc. (a)	36,774	228,367
REV Group, Inc.	6,381	76,061
Terex Corp.	14,735	500,990
The Greenbrier Cos., Inc.	6,926	295,809
The Manitowoc Co., Inc. (a)	7,532	99,724
The Shyft Group, Inc.	6,598	168,051
Trinity Industries, Inc.	15,489	429,665
Wabash National Corp.	10,500	150,255
Westinghouse Air Brake Technologies Corp.	37,466	3,368,568
		45,524,005
Industrial Machinery – 10.8%
Albany International Corp. Class A	6,846	535,494
Altra Industrial Motion Corp.	13,714	534,846
Barnes Group, Inc.	10,154	340,971
Berkshire Grey, Inc. (a)	9,087	22,081
Chart Industries, Inc. (a)	7,681	1,296,706
CIRCOR International, Inc. (a)	4,394	86,342
Columbus McKinnon Corp.	6,097	216,139
Crane Co.	9,918	954,409
Desktop Metal, Inc. Class A (a)	42,874	150,488
Donaldson Co., Inc.	26,091	1,279,503
Dover Corp.	30,395	4,051,654
Energy Recovery, Inc. (a)	7,838	145,160
Enerpac Tool Group Corp.	12,570	252,406
EnPro Industries, Inc.	4,141	385,983
Esab Corp. (a)	9,878	464,266
ESCO Technologies, Inc.	5,468	341,477
Evoqua Water Technologies Corp. (a)	25,456	1,061,261
Flowserve Corp.	27,499	899,492
Fortive Corp.	71,911	4,134,882
Franklin Electric Co., Inc.	8,331	582,670
Gates Industrial Corp. PLC (a)	12,277	156,532
Graco, Inc.	35,880	2,225,278
Helios Technologies, Inc.	6,539	439,290
Hillenbrand, Inc.	15,249	622,464
Hillman Solutions Corp. (a)	20,660	240,276
Hyster-Yale Materials Handling, Inc.	1,447	44,452
IDEX Corp.	16,050	3,046,611
4	Quarterly Report

Schedule of Investments (Unaudited)–continued
Common Stocks – continued
		Shares	Value
MACHINERY – continued
Industrial Machinery – continued
Illinois Tool Works, Inc.		66,260	$ 13,060,509
Ingersoll Rand, Inc.		86,041	3,782,362
ITT, Inc.		18,070	1,268,875
John Bean Technologies Corp.		6,706	790,570
Kadant, Inc.		2,463	455,655
Kennametal, Inc.		16,690	429,434
Lincoln Electric Holdings, Inc.		11,842	1,595,473
Luxfer Holdings PLC		5,735	92,563
Markforged Holding Corp. (a)		9,454	32,238
Mueller Industries, Inc.		10,899	590,181
Mueller Water Products, Inc. Class A		33,400	401,802
Nordson Corp.		11,041	2,381,433
Omega Flex, Inc.		639	70,929
Otis Worldwide Corp.		85,185	6,204,875
Parker Hannifin Corp.		27,129	7,347,076
Pentair PLC		34,932	1,772,799
Proto Labs, Inc. (a)		5,914	251,996
RBC Bearings, Inc. (a)		6,095	1,026,093
Snap-on, Inc.		11,341	2,409,849
SPX Corp. (a)		9,618	402,994
Standex International Corp.		2,609	245,350
Stanley Black & Decker, Inc.		34,416	4,135,082
Tennant Co.		3,876	250,312
The Gorman-Rupp Co.		4,465	142,255
The Middleby Corp. (a)		11,743	1,807,130
The Timken Co.		14,418	831,054
Watts Water Technologies, Inc. Class A		5,818	741,562
Welbilt, Inc. (a)		28,536	674,020
Woodward, Inc.		12,648	1,397,351
Xylem, Inc.		38,067	3,064,394
			82,167,349
TOTAL MACHINERY	155,050,711
MARINE – 0.1%
Marine – 0.1%
Genco Shipping & Trading Ltd.		5,864	129,184
Kirby Corp. (a)		3,202	208,770
Matson, Inc.		2,249	193,459
TOTAL MARINE	531,413
MULTI-UTILITIES – 0.2%
Multi-Utilities – 0.2%
MDU Resources Group, Inc.		42,927	1,105,800
PROFESSIONAL SERVICES – 6.6%
Human Resource & Employment Services – 1.1%
ASGN, Inc. (a)		10,998	1,247,723
Barrett Business Services, Inc.		1,559	112,201
First Advantage Corp. (a)		11,438	198,564

		Shares	Value

Heidrick & Struggles International, Inc.		4,188	$ 133,849
Insperity, Inc.		7,721	818,812
Kelly Services, Inc. Class A		7,067	136,322
Kforce, Inc.		4,076	285,524
Korn Ferry		11,506	706,929
ManpowerGroup, Inc.		11,450	1,032,790
Robert Half International, Inc.		23,502	2,310,482
Skillsoft Corp. (a)		13,583	72,669
TriNet Group, Inc. (a)		8,328	738,694
TrueBlue, Inc. (a)		7,585	193,948
Upwork, Inc. (a)		24,523	514,247
			8,502,754
Research & Consulting Services – 5.5%
Booz Allen Hamilton Holding Corp.		28,266	2,307,354
CACI International, Inc. Class A (a)		4,924	1,306,337
CBIZ, Inc. (a)		9,897	414,585
Clarivate PLC (a)		74,281	1,164,726
CoStar Group, Inc. (a)		83,371	5,304,063
CRA International, Inc.		1,603	132,039
Dun & Bradstreet Holdings, Inc. (a)		31,858	503,038
Equifax, Inc.		25,754	5,241,454
Exponent, Inc.		11,001	1,054,006
Forrester Research, Inc. (a)		2,442	135,995
FTI Consulting, Inc. (a)		7,238	1,141,505
Huron Consulting Group, Inc. (a)		4,639	240,207
ICF International, Inc.		4,004	395,635
Jacobs Engineering Group, Inc.		27,221	3,771,470
KBR, Inc.		29,614	1,457,897
Leidos Holdings, Inc.		28,144	2,913,185
ManTech International Corp. Class A		5,818	467,418
Nielsen Holdings PLC		71,981	1,929,811
Resources Connection, Inc.		6,838	117,545
Science Applications International Corp.		12,152	1,011,411
Spire Global, Inc. (a)		9,556	15,863
TransUnion		40,447	3,539,922
Verisk Analytics, Inc.		32,320	6,594,896
Willdan Group, Inc. (a)		2,648	71,178
			41,231,540
TOTAL PROFESSIONAL SERVICES	49,734,294
ROAD & RAIL – 12.2%
Railroads – 8.1%
CSX Corp.		468,216	16,078,537
Norfolk Southern Corp.		51,370	13,247,296
Union Pacific Corp.		135,711	31,795,730
			61,121,563
Trucking – 4.1%
AMERCO		2,070	1,108,444
ArcBest Corp.		5,443	392,767
Avis Budget Group, Inc. (a)		8,341	2,232,635

Quarterly Report	5

Common Stocks – continued
		Shares	Value
ROAD & RAIL – continued
Trucking – continued
Heartland Express, Inc.		10,613	$ 146,459
JB Hunt Transport Services, Inc.		17,735	3,030,025
Knight-Swift Transportation Holdings, Inc.		33,282	1,593,875
Landstar System, Inc.		8,045	1,246,171
Lyft, Inc. Class A (a)		56,089	1,828,501
Marten Transport Ltd.		13,296	231,084
Old Dominion Freight Line, Inc.		20,637	5,780,836
Ryder System, Inc.		11,335	792,317
Saia, Inc. (a)		5,560	1,145,138
Schneider National, Inc. Class B		12,167	287,506
TuSimple Holdings, Inc. (a)		8,016	83,126
Uber Technologies, Inc. (a)		307,169	9,669,680
Werner Enterprises, Inc.		12,751	505,322
XPO Logistics, Inc. (a)		20,583	1,107,160
			31,181,046
TOTAL ROAD & RAIL	92,302,609
TRADING COMPANIES & DISTRIBUTORS – 4.0%
Trading Companies & Distributors – 4.0%
Air Lease Corp.		22,860	920,801
Applied Industrial Technologies, Inc.		8,118	849,873
Beacon Roofing Supply, Inc. (a)		11,871	707,868
Boise Cascade Co.		8,351	631,169
Core & Main, Inc. (a)		14,106	335,159
DXP Enterprises, Inc. (a)		3,742	88,423
Fastenal Co.		121,417	6,715,574
GATX Corp.		7,120	736,137
Global Industrial Co.		2,805	86,562
GMS, Inc. (a)		8,129	389,786
H&E Equipment Services, Inc.		6,928	245,805
Herc Holdings, Inc.		4,407	563,303
McGrath RentCorp		5,118	427,148
MRC Global, Inc. (a)		16,661	199,765
MSC Industrial Direct Co., Inc. Class A		9,884	818,988

		Shares	Value

NOW, Inc. (a)		23,499	$ 256,139
Rush Enterprises, Inc. Class A		9,170	466,570
Rush Enterprises, Inc. Class B		1,169	56,638
SiteOne Landscape Supply, Inc. (a)		9,436	1,330,759
Triton International Ltd.		14,095	861,064
United Rentals, Inc. (a)		15,282	4,837,059
Univar Solutions, Inc. (a)		36,089	1,050,912
Veritiv Corp. (a)		2,913	409,393
Watsco, Inc.		6,972	1,859,990
WESCO International, Inc. (a)		9,577	1,180,461
WW Grainger, Inc.		9,244	4,622,277
TOTAL TRADING COMPANIES & DISTRIBUTORS	30,647,623
TOTAL COMMON STOCKS (Cost $732,670,154)			757,116,361
Money Market Fund – 0.2%

State Street Institutional Treasury Plus Money Market Fund, Trust Class, 0.26% (b) (Cost $1,660,000)		1,660,000	1,660,000
TOTAL INVESTMENT IN SECURITIES – 100.0% (Cost $734,330,154)	758,776,361
NET OTHER ASSETS (LIABILITIES) (c) – (0.0%)	(166,522)
NET ASSETS – 100.0%	$758,609,839

Legend
(a)	Non-income producing.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.
(c)	Includes $72,000 of cash collateral to cover margin requirements for futures contracts.
Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	2	June 2022	$ 186,130	$ (12,655)	$ (12,655)
CME E-mini S&P Industrial Select Sector Index Contracts (United States)	12	June 2022	1,149,360	(64,053)	(64,053)
Total Equity Index Contracts					$ (76,708)
The notional amount of futures purchased as a percentage of Net Assets is 0.2%
6	Quarterly Report

Schedule of Investments (Unaudited)–continued
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific event. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee.
The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:
Level 1 – unadjusted quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)
Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.
Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.
The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.
The Fund's use of derivatives increased or decreased its exposure to the following risk(s):
Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.
Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.
The Fund used futures contracts to manage its exposure to the stock market.
Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.
For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
Quarterly Report	7

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.
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8	Quarterly Report